LEASES - Weighted average remaining lease terms and discount rates (Details)	Dec. 31, 2024	Jun. 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	35 years 4 months 28 days	34 years 29 days
Weighted average discount rate	3.00%	5.00%